Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)

Communication Services (1.4%)
EchoStar Corp. - Class A *	63,175	4,824
Frontier Communications Parent, Inc. *	117,197	4,377
Iridium Communications, Inc.	49,847	870
The New York Times Co. - Class A	75,863	4,355
Nexstar Media Group, Inc.	13,387	2,647
Warner Music Group Corp. - Class A	68,538	2,335
ZoomInfo Technologies, Inc. *	131,723	1,437

Total		20,845

Consumer Discretionary (12.2%)
Abercrombie & Fitch Co. *	22,379	1,915
Aramark	123,086	4,727
Autoliv, Inc.	33,080	4,085
AutoNation, Inc. *	13,282	2,906
Bath & Body Works, Inc.	99,404	2,561
Boyd Gaming Corp.	27,879	2,410
Brunswick Corp.	30,686	1,941
Burlington Stores, Inc. *	29,200	7,431
Capri Holdings, Ltd. *	55,962	1,115
CAVA Group, Inc. *	46,845	2,830
Chewy, Inc. - Class A *	104,713	4,236
Choice Hotels International, Inc.	9,710	1,038
Churchill Downs, Inc.	31,143	3,021
Columbia Sportswear Co.	12,088	632
Crocs, Inc. *	25,657	2,144
Dick’s Sporting Goods, Inc.	31,325	6,961
Duolingo, Inc. *	18,600	5,986
Five Below, Inc. *	25,865	4,001
Floor & Decor Holdings, Inc. *	50,403	3,715
GameStop Corp. *	192,855	5,261
The Gap, Inc.	106,903	2,287
Gentex Corp.	102,594	2,903
The Goodyear Tire & Rubber Co. *	134,380	1,005
Graham Holdings Co. - Class B	1,595	1,878
Grand Canyon Education, Inc. *	13,033	2,861
H&R Block, Inc.	62,593	3,165
Harley-Davidson, Inc.	57,111	1,593

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Hilton Grand Vacations, Inc. *	28,974	1,211
Hyatt Hotels Corp. - Class A	19,782	2,808
KB Home	31,959	2,034
Lear Corp.	24,997	2,515
Light & Wonder, Inc. *	39,260	3,296
Lithia Motors, Inc.	11,997	3,791
Macy’s, Inc.	127,556	2,287
Marriott Vacations Worldwide Corp.	13,002	865
Mattel, Inc. *	151,365	2,547
Murphy USA, Inc.	8,209	3,187
Ollie’s Bargain Outlet Holdings, Inc. *	28,816	3,700
Penske Automotive Group, Inc.	8,684	1,510
Planet Fitness, Inc. - Class A *	39,423	4,092
Polaris, Inc.	25,047	1,456
PVH Corp.	22,583	1,892
RH *	7,171	1,457
Service Corp. International	65,699	5,467
Somnigroup International, Inc.	98,309	8,290
Taylor Morrison Home Corp. *	46,202	3,050
Texas Roadhouse, Inc.	31,123	5,171
Thor Industries, Inc.	24,993	2,592
Toll Brothers, Inc.	45,971	6,350
TopBuild Corp. *	13,103	5,121
Travel + Leisure Co.	30,496	1,814
Under Armour, Inc. - Class A *	88,524	442
Under Armour, Inc. - Class C *	57,160	276
Vail Resorts, Inc.	17,453	2,610
Valvoline, Inc. *	59,718	2,145
VF Corp.	154,141	2,224
Visteon Corp.	12,815	1,536
Whirlpool Corp.	26,257	2,064
Wingstop, Inc.	13,118	3,302
Wyndham Hotels & Resorts, Inc.	35,691	2,852
YETI Holdings, Inc. *	38,154	1,266

Total		179,828

Consumer Staples (4.8%)
Albertsons Companies, Inc.	188,508	3,301
BellRing Brands, Inc. *	59,182	2,151
BJ’s Wholesale Club Holdings, Inc. *	61,872	5,770

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)

Consumer Staples continued
The Boston Beer Co., Inc. - Class A *	3,715	785
Casey’s General Stores, Inc.	17,424	9,850
Celsius Holdings, Inc. *	75,131	4,319
Coca-Cola Consolidated, Inc.	28,157	3,299
Coty, Inc. *	172,072	695
Darling Ingredients, Inc. *	74,312	2,294
e.l.f. Beauty, Inc. *	27,866	3,692
Flowers Foods, Inc.	99,161	1,294
Ingredion, Inc.	30,029	3,667
Maplebear, Inc. *	86,625	3,184
The Marzetti Co.	9,585	1,656
Performance Food Group Co. *	73,318	7,628
Pilgrim’s Pride Corp.	20,089	818
Post Holdings, Inc. *	22,458	2,414
Sprouts Farmers Market, Inc. *	45,909	4,995
US Foods Holding Corp. *	105,521	8,085

Total		69,897

Energy (4.0%)
Antero Midstream Corp.	157,370	3,059
Antero Resources Corp. *	137,432	4,612
Chord Energy Corp.	26,894	2,673
Civitas Resources, Inc.	39,170	1,273
CNX Resources Corp. *	66,437	2,134
DT Midstream, Inc.	47,729	5,396
HF Sinclair Corp.	74,424	3,895
Matador Resources Co.	54,969	2,470
Murphy Oil Corp.	63,022	1,790
NOV, Inc.	174,317	2,310
Ovintiv, Inc.	120,401	4,862
PBF Energy, Inc. - Class A	38,589	1,164
Permian Resources Corp.	327,933	4,198
Range Resources Corp.	111,492	4,197
TechnipFMC PLC	192,584	7,597
Valaris, Ltd. *	30,929	1,508
Viper Energy, Inc. - Class A	79,257	3,029
Weatherford International PLC	33,735	2,309

Total		58,476

Index 400 Stock Portfolio

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)

Financials (16.7%)
Affiliated Managers Group, Inc.	13,349	3,183
Ally Financial, Inc.	131,243	5,145
American Financial Group, Inc.	32,519	4,739
Annaly Capital Management, Inc.	300,915	6,082
Associated Banc-Corp.	76,754	1,973
Bank OZK	49,735	2,536
Brighthouse Financial, Inc. *	26,849	1,425
Cadence Bank	87,553	3,287
The Carlyle Group, Inc.	121,976	7,648
CNO Financial Group, Inc.	45,536	1,801
Columbia Banking System, Inc.	139,858	3,600
Comerica, Inc.	60,379	4,137
Commerce Bancshares, Inc.	58,315	3,485
Cullen/Frost Bankers, Inc.	30,221	3,831
East West Bancorp, Inc.	64,539	6,870
Equitable Holdings, Inc.	140,333	7,126
Essent Group, Ltd.	46,292	2,942
Euronet Worldwide, Inc. *	18,101	1,589
Evercore, Inc. - Class A	18,072	6,096
F.N.B. Corp.	167,798	2,703
Federated Hermes, Inc.	34,735	1,804
Fidelity National Financial, Inc.	119,743	7,243
First American Financial Corp.	47,594	3,057
First Financial Bankshares, Inc.	60,976	2,052
First Horizon Corp.	238,558	5,394
FirstCash Holdings, Inc.	18,293	2,898
Flagstar Financial, Inc.	140,570	1,624
Glacier Bancorp, Inc.	55,390	2,696
Hamilton Lane, Inc. - Class A	19,006	2,562
Hancock Whitney Corp.	39,586	2,479
The Hanover Insurance Group, Inc.	16,720	3,037
Home BancShares, Inc.	85,599	2,422
Houlihan Lokey, Inc.	25,448	5,225
International Bancshares Corp.	25,262	1,737
Janus Henderson Group PLC	58,640	2,610
Jefferies Financial Group, Inc.	77,419	5,065
Kemper Corp.	29,472	1,519
Kinsale Capital Group, Inc.	10,399	4,422

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)

Financials continued
MGIC Investment Corp.	108,309	3,073
Morningstar, Inc.	11,492	2,666
Old National Bancorp	163,847	3,596
Old Republic International Corp.	107,414	4,562
Pinnacle Financial Partners, Inc.	36,127	3,388
Primerica, Inc.	15,219	4,225
Prosperity Bancshares, Inc.	44,397	2,946
Reinsurance Group of America, Inc.	30,970	5,950
RenaissanceRe Holdings, Ltd.	22,050	5,599
RLI Corp.	42,909	2,799
Ryan Specialty Holdings, Inc.	52,930	2,983
SEI Investments Co.	44,153	3,746
Selective Insurance Group, Inc.	28,584	2,317
Shift4 Payments, Inc. - Class A *	31,611	2,447
SLM Corp.	97,950	2,711
SouthState Bank Corp.	47,551	4,701
Starwood Property Trust, Inc.	162,131	3,140
Stifel Financial Corp.	47,826	5,427
Synovus Financial Corp.	65,209	3,200
Texas Capital Bancshares, Inc. *	21,496	1,817
UMB Financial Corp.	33,531	3,968
United Bankshares, Inc.	66,001	2,456
Unum Group	73,611	5,725
Valley National Bancorp	224,800	2,383
Voya Financial, Inc.	45,103	3,374
Webster Financial Corp.	78,075	4,641
Western Alliance Bancorp	48,634	4,218
WEX, Inc. *	16,096	2,536
Wintrust Financial Corp.	31,461	4,167
Zions Bancorp NA	69,054	3,907

Total		246,712

Health Care (8.6%)
Avantor, Inc. *	319,030	3,982
BioMarin Pharmaceutical, Inc. *	89,892	4,869
Bio-Rad Laboratories, Inc. - Class A *	8,576	2,405
Bruker Corp.	52,030	1,690
Chemed Corp.	6,813	3,050
Cytokinetics, Inc. *	56,213	3,090
DENTSPLY SIRONA, Inc.	93,718	1,189

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Doximity, Inc. - Class A *	64,078	4,687
Elanco Animal Health, Inc. *	233,394	4,701
Encompass Health Corp.	47,157	5,990
Ensign Group, Inc.	26,916	4,650
Envista Holdings Corp. *	78,077	1,590
Exelixis, Inc. *	126,468	5,223
Globus Medical, Inc. - Class A *	52,913	3,030
Haemonetics Corp. *	22,634	1,103
Halozyme Therapeutics, Inc. *	54,951	4,030
HealthEquity, Inc. *	40,623	3,850
Hims & Hers Health, Inc. *	97,133	5,509
Illumina, Inc. *	71,984	6,836
Jazz Pharmaceuticals PLC *	28,380	3,741
Lantheus Holdings, Inc. *	31,943	1,638
LivaNova PLC *	25,654	1,344
Masimo Corp. *	21,694	3,201
Medpace Holdings, Inc. *	10,426	5,361
Neurocrine Biosciences, Inc. *	46,472	6,524
Option Care Health, Inc. *	76,247	2,117
Penumbra, Inc. *	18,322	4,641
Perrigo Co. PLC	64,627	1,439
Repligen Corp. *	24,818	3,317
Roivant Sciences, Ltd. *	202,108	3,058
Sotera Health Co. *	82,637	1,300
Tenet Healthcare Corp. *	41,403	8,407
United Therapeutics Corp. *	21,206	8,890

Total		126,452

Industrials (22.9%)
AAON, Inc.	31,791	2,971
Acuity, Inc.	14,256	4,910
Advanced Drainage Systems, Inc.	33,547	4,653
AECOM	62,065	8,098
Aerovironment, Inc. *	14,946	4,706
AGCO Corp.	28,957	3,100
Alaska Air Group, Inc. *	54,174	2,697
American Airlines Group, Inc. *	308,593	3,469
APi Group Corp. *	173,727	5,971
Applied Industrial Technologies, Inc.	17,892	4,671
ASGN, Inc. *	20,618	976
Avis Budget Group, Inc. *	7,936	1,274

Index 400 Stock Portfolio

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)

Industrials continued
The Brink’s Co.	19,572	2,287
BWX Technologies, Inc.	42,836	7,898
CACI International, Inc. *	10,332	5,153
Carlisle Cos., Inc.	19,992	6,577
Carpenter Technology Corp.	23,419	5,750
Chart Industries, Inc. *	20,757	4,155
Clean Harbors, Inc. *	23,685	5,500
CNH Industrial NV	415,837	4,512
Comfort Systems USA, Inc.	16,496	13,612
Concentrix Corp.	21,020	970
Core & Main, Inc. - Class A *	89,097	4,796
Crane Co.	22,982	4,232
Curtiss-Wright Corp.	17,650	9,583
Donaldson Co., Inc.	54,543	4,464
EnerSys	17,602	1,988
ESAB Corp.	26,807	2,995
ExlService Holdings, Inc. *	75,880	3,341
Exponent, Inc.	23,722	1,648
Flowserve Corp.	61,150	3,250
Fluor Corp. *	75,947	3,195
Fortune Brands Innovations, Inc.	56,117	2,996
FTI Consulting, Inc. *	14,914	2,411
GATX Corp.	16,726	2,924
Genpact, Ltd.	76,140	3,190
Graco, Inc.	77,586	6,592
GXO Logistics, Inc. *	53,776	2,844
Hexcel Corp.	37,377	2,344
Insperity, Inc.	16,812	827
ITT, Inc.	36,523	6,529
KBR, Inc.	60,224	2,848
Kirby Corp. *	26,213	2,188
Knight-Swift Transportation Holdings, Inc.	75,860	2,997
Kratos Defense & Security Solutions, Inc. *	79,079	7,225
Landstar System, Inc.	16,281	1,995
Lincoln Electric Holdings, Inc.	25,838	6,093
MasTec, Inc. *	28,702	6,108
MAXIMUS, Inc.	26,473	2,419
The Middleby Corp. *	21,794	2,897
MSA Safety, Inc.	17,196	2,959
MSC Industrial Direct Co., Inc.	21,450	1,976
Mueller Industries, Inc.	52,008	5,259
NEXTracker, Inc. - Class A *	69,512	5,143
nVent Electric PLC	75,376	7,435
Oshkosh Corp.	30,067	3,900
Owens Corning	39,181	5,543
Parsons Corp. *	25,085	2,080

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Paylocity Holding Corp. *	20,989	3,343
RB Global, Inc.	86,950	9,422
RBC Bearings, Inc. *	14,766	5,763
Regal Rexnord Corp.	31,057	4,455
Ryder System, Inc.	19,083	3,600
Saia, Inc. *	12,513	3,746
Science Applications International Corp.	22,020	2,188
Sensata Technologies Holding PLC	68,420	2,090
Simpson Manufacturing Co., Inc.	19,553	3,274
Terex Corp.	30,815	1,581
Tetra Tech, Inc.	123,001	4,106
The Timken Co.	29,775	2,239
The Toro Co.	46,169	3,518
TransUnion	91,240	7,644
Trex Co., Inc. *	50,378	2,603
UFP Industries, Inc.	27,516	2,572
Valmont Industries, Inc.	9,273	3,595
Watsco, Inc.	16,355	6,612
Watts Water Technologies, Inc. - Class A	12,881	3,597
WESCO International, Inc.	22,773	4,817
Woodward, Inc.	28,080	7,096
XPO, Inc. *	55,182	7,133

Total		338,118

Information Technology (13.3%)
Allegro Microsystems, Inc. *	58,241	1,701
Amkor Technology, Inc.	53,405	1,517
AppFolio, Inc. - Class A *	10,745	2,962
Arrow Electronics, Inc. *	24,072	2,913
Avnet, Inc.	39,397	2,060
Belden, Inc.	18,615	2,239
BILL Holdings, Inc. *	43,075	2,282
Blackbaud, Inc. *	17,475	1,124
Ciena Corp. *	66,259	9,652
Cirrus Logic, Inc. *	24,116	3,021
Cognex Corp.	78,877	3,573
Coherent Corp. *	72,803	7,842
CommVault Systems, Inc. *	20,886	3,943
Crane NXT Co.	23,199	1,556
DocuSign, Inc. *	94,645	6,823
Dolby Laboratories, Inc. - Class A	28,742	2,080
Dropbox, Inc. - Class A *	86,951	2,627
Dynatrace, Inc. *	141,189	6,841
Entegris, Inc.	70,990	6,564
Fabrinet *	16,779	6,118
Flex, Ltd. *	175,843	10,194

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Guidewire Software, Inc. *	39,457	9,070
IPG Photonics Corp. *	11,901	942
Kyndryl Holdings, Inc. *	108,588	3,261
Lattice Semiconductor Corp. *	64,312	4,715
Littelfuse, Inc.	11,583	3,000
Lumentum Holdings, Inc. *	32,791	5,335
MACOM Technology Solutions Holdings, Inc. *	30,089	3,746
Manhattan Associates, Inc. *	28,326	5,806
MKS, Inc.	31,414	3,888
Novanta, Inc. *	16,899	1,692
Nutanix, Inc. *	125,600	9,343
Okta, Inc. *	78,330	7,183
Onto Innovation, Inc. *	23,021	2,975
Pegasystems, Inc.	43,400	2,495
Power Integrations, Inc.	26,351	1,059
Pure Storage, Inc. *	145,541	12,198
Qualys, Inc. *	16,956	2,244
Rambus, Inc. *	50,546	5,267
Silicon Laboratories, Inc. *	15,416	2,021
Synaptics, Inc. *	18,107	1,237
TD SYNNEX Corp.	35,900	5,879
Twilio, Inc. *	71,885	7,195
Universal Display Corp.	20,663	2,968
Vontier Corp.	68,929	2,893
The Western Union Co.	151,703	1,212

Total		195,256

Materials (5.3%)
Alcoa Corp.	121,140	3,984
AptarGroup, Inc. - Class A	30,838	4,122
Ashland, Inc.	21,469	1,029
ATI, Inc. *	64,752	5,267
Avient Corp.	42,999	1,417
Axalta Coating Systems, Ltd. *	101,228	2,897
Cabot Corp.	24,994	1,901
Cleveland-Cliffs, Inc. *	232,396	2,835
Commercial Metals Co.	52,584	3,012
Crown Holdings, Inc.	53,893	5,206
Eagle Materials, Inc.	15,175	3,536
Graphic Packaging Holding Co.	139,172	2,724
Greif, Inc. - Class A	12,274	733
Knife River Corp. *	26,619	2,046
Louisiana-Pacific Corp.	29,772	2,645
MP Materials Corp. *	63,229	4,241
NewMarket Corp.	3,664	3,035
Olin Corp.	53,851	1,346
Reliance, Inc.	24,630	6,917
Royal Gold, Inc.	30,927	6,203
RPM International, Inc.	60,147	7,090

Index 400 Stock Portfolio

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)

Materials continued
The Scotts Miracle-Gro Co.	20,884	1,189
Silgan Holdings, Inc.	41,719	1,794
Sonoco Products Co.	46,332	1,996
Westlake Corp.	15,663	1,207

Total		78,372

Real Estate (6.6%)
Agree Realty Corp.	51,894	3,687
American Homes 4 Rent - Class A	153,070	5,090
Brixmor Property Group, Inc.	143,810	3,981
COPT Defense Properties	52,939	1,538
Cousins Properties, Inc.	78,896	2,283
CubeSmart LP	106,709	4,339
EastGroup Properties, Inc.	25,018	4,235
EPR Properties	35,755	2,074
Equity LifeStyle Properties, Inc.	91,036	5,526
First Industrial Realty Trust, Inc.	62,202	3,202
Gaming and Leisure Properties, Inc.	132,628	6,182
Healthcare Realty Trust, Inc.	164,333	2,963
Independence Realty Trust, Inc.	109,630	1,797
Jones Lang LaSalle, Inc. *	22,197	6,621
Kilroy Realty Corp.	51,122	2,160
Kite Realty Group Trust	103,275	2,303
Lamar Advertising Co. - Class A	40,778	4,992
National Storage Affiliates Trust	32,767	990
NNN REIT, Inc.	88,682	3,775
Omega Healthcare Investors, Inc.	138,592	5,851
Park Hotels & Resorts, Inc.	93,866	1,040
PotlatchDeltic Corp.	33,393	1,361
Rayonier, Inc.	66,128	1,755
Rexford Industrial Realty, Inc.	110,496	4,542
Sabra Health Care REIT, Inc.	112,561	2,098
STAG Industrial, Inc.	87,263	3,079
Vornado Realty Trust	75,782	3,071
WP Carey, Inc.	102,653	6,936

Total		97,471

Utilities (3.5%)
ALLETE, Inc.	27,197	1,806
Black Hills Corp.	33,996	2,094
Essential Utilities, Inc.	131,364	5,241
IDACORP, Inc.	25,384	3,354

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)

Utilities continued
National Fuel Gas Co.	42,450	3,921
New Jersey Resources Corp.	47,184	2,272
Northwestern Energy Group, Inc.	28,836	1,690
OGE Energy Corp.	94,288	4,363
ONE Gas, Inc.	28,180	2,281
Ormat Technologies, Inc.	28,526	2,746
Portland General Electric Co.	51,448	2,264
Southwest Gas Holdings, Inc.	30,093	2,357
Spire, Inc.	27,725	2,260
Talen Energy Corp. *	21,408	9,107
TXNM Energy, Inc.	44,559	2,520
UGI Corp.	100,504	3,343

Total		51,619

Total Common Stocks (Cost: $1,046,265)		1,463,046

Short-Term Investments (0.0%)

Governments (0.0%)
US Treasury 0.000%, 11/28/25 ß	743,000	738

Total		738

Total Short-Term Investments (Cost: $738)		738

Total Investments (99.3%) (Cost: $1,047,003)@		1,463,784

Other Assets, Less Liabilities (0.7%)		10,157

Net Assets (100.0%)		1,473,941

Index 400 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-Mini S&P MidCap 400 Future	Long	USD	4	36	12/25	$11,831	$(33)	$16

							$(33)	$16

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$16	$16	$–	$–	$–	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
b	Part or all of the security has been pledged as collateral.
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,047,003 and the net unrealized appreciation of investments based on that cost was $416,748 which is comprised of $497,834 aggregate gross unrealized appreciation and $81,086 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$1,463,046	$—	$—
Short-Term Investments	—	738	—

Total Assets:	$1,463,046	$738	$—

Liabilities:
Other Financial Instruments^
Futures	(33)	—	—

Total Liabilities:	$(33)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand